Equity settled share-based payments	12 Months Ended
Dec. 31, 2024
Equity settled share-based payments
Equity settled share-based payments

23 Equity settled share-based payments

The Group has adopted share-based compensation arrangements to incentivize outstanding performance. Pursuant to the 2020 Share Incentive Plan, as amended in June 2022, restricted shares, options, restricted share units or other approved awards may be granted to the Group’s employees, directors, and consultants.

As at June 30, 2022, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 92,586,048. In October 2022, 6,187,636 repurchased shares were transferred to special purpose vehicles and reserved for future grants of share awards under the 2020 Share Incentive Plan (Note 22(b)(v)).

As at June 30, 2023, December 31, 2023 and December 31, 2024, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 98,773,684.

The 2020 Share Incentive Plan will remain in effect for a period of 103 months, commencing on January 7, 2020, unless terminated earlier by the Company’s board of directors.

(a) Share awards

On August 27, 2018, the board of directors approved the grant of restricted shares of the Company to certain employees of the Group. Some of the restricted shares granted were immediately vested upon grant, while the remaining shares will vest according to individual vesting schedules ranging from two to four years from the grant date. The vesting is conditional upon employees remaining in service throughout a specified period (“Specified Service Period”) without any performance requirements.

If employees leave the Group before a qualified IPO takes place, the awarded shares will be forfeited. The forfeited shares will be repurchased by a shareholder designated by the Group at the original exercise price, and with an additional 10% per annum interest, where applicable. As such, the actual vesting period of the restricted shares is dependent on the occurrence of an IPO. The Group considered that an IPO was probable to occur and has recognized the share-based compensation expenses over the estimated actual vesting period, which is based on the estimate of when an IPO will occur or the Specified Service Period, whichever is longer.

Movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair values are as follows:

			Weighted-
		Weighted-	average
		average	grant date
		exercise price	fair value
	Number of	USD per	USD per
	restricted	restricted	restricted
	shares	share	share
Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the year	(2,114,000)	0.036	7.67
Forfeited during the year	(1,101,368)	0.036	7.67

Outstanding as of June 30, 2022	2,540,420	0.036	7.67

Outstanding as of July 1, 2022	2,540,420	0.036	7.67
Vested during the year	(2,496,668)	0.036	7.67
Forfeited during the year	(43,752)	0.036	7.67

Outstanding as of June 30, 2023, December 31, 2023 and December 31, 2024	—	—	—

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for these share awards granted to the Group’s employees were RMB5,067,000 and RMB613,000 for the years ended June 30, 2022 and 2023, respectively.

(b) Share options

In January and September 2020, the board of directors approved the grants of share options to purchase ordinary shares of the Company to certain employees of the Group.

Each of 20% of the options granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, respectively, on the condition that employees remain in service without any performance requirements. The options lapse on the tenth anniversary of the grant date.

The option activities during the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024 are summarized as follows:

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		USD per share	USD per share
Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,783,180)	0.036	3.64
Forfeited	(1,699,164)	0.036	4.01

Outstanding at June 30, 2022	8,918,492	0.036	3.67

Exercisable at June 30, 2022	1,888,574	0.036	3.39
Non-vested at June 30, 2022	7,029,918	0.036	3.74

Outstanding at July 1, 2022	8,918,492	0.036	3.67
Exercised	(1,376,096)	0.035	3.90
Forfeited	(1,841,000)	0.036	3.33

Outstanding at June 30, 2023	5,701,396	0.036	3.72

Exercisable at June 30, 2023	2,114,496	0.036	3.36
Non-vested at June 30, 2023	3,586,900	0.036	3.94

Outstanding at July 1, 2023	5,701,396	0.036	3.72
Exercised	(427,492)	0.036	4.20
Forfeited	(104,800)	0.036	4.74

Outstanding at December 31, 2023	5,169,104	0.036	3.66

Exercisable at December 31, 2023	2,237,104	0.036	3.57
Non-vested at December 31, 2023	2,932,000	0.036	3.73

Outstanding at January 1, 2024	5,169,104	0.036	3.66
Exercised	(1,040,440)	0.036	3.82
Forfeited	(221,200)	0.036	3.95

Outstanding at December 31, 2024	3,907,464	0.036	3.61

Exercisable at December 31, 2024	2,585,464	0.036	3.54
Non-vested at December 31, 2024	1,322,000	0.036	3.73

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for the above options granted to the Group’s employees were RMB77,768,000, RMB33,306,000,RMB7,593,000 and RMB5,879,000 for the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, respectively.

(c) Restricted share units

(i)	Granted during the year ended June 30, 2023

In October 2022, the board of directors approved the grant of restricted shares units (“RSUs”) to purchase 143,436 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into two tranches. The first tranche immediately vested on the grant date, and the remaining tranche will vest in one year from the grant date, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 1,333,360 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the year ended June 30, 2023. These RSUs were divided into three to five tranches. Certain portions of these RSUs were immediately vested on the grant date, and the remaining tranches will vest based on individual vesting schedules ranging from two to four years from the grant dates, on the condition that the employees remain in service without any performance conditions.

In addition, the board of directors approved the grant of RSUs to purchase 5,084,800 ordinary shares of the Company to an employee of the Group at purchase price of USD0.036 per share in March 2023. Each of 20% of these RSUs granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, on the condition that the employee remains in service and has fulfilled the respective annual net profit targets for the department which the employee is in charge of in each of the calendar years of 2023, 2024, 2025, 2026 and 2027.

(ii) Granted during the six months ended December 31, 2023

In October 2023, the board of directors approved the grant of RSUs to purchase 22,472 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into four tranches. The first tranche immediately vested on the grant date, and the remaining tranches will vest on January 15, 2024, April 15, 2024 and July 15, 2024, respectively, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 103,200 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the six months ended December 31, 2023. These RSUs were divided into three to five tranches. Each tranche will vest based on individual vesting schedules ranging from three to five years from the grant dates, on the condition that the employees remain in service without any performance conditions.

(iii) Granted during the year ended December 31, 2024

In March 2024, the board of directors approved the grant of RSUs to purchase 20,871,490 ordinary shares of the Company to certain employees of the Group at purchase price of USD0.00001 per share with the performance targets to be determined and approved. For the service condition, 10%, 10%, 15%, 20% and 45% of these RSUs will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the date of grant, on the condition that the employees remain in service and have fulfilled the respective performance targets in respective calendar years of 2024, 2025, 2026, 2027 and 2028. As the Company has discretion to set the relevant performance targets, the grant dates for financial reporting purposes are not considered established until the performance targets are determined and approved.

As of December 31, 2024, the Group has determined and approved the performance targets for the calendar year of 2024 and the grant date of the first tranche of RSUs to purchase 2,087,149 ordinary shares was considered to have been established, while the grant dates of subsequent tranches of RSUs to purchase 18,784,341 ordinary shares in total were not considered to have been established because the Group has not determined and approved the performance targets. Although the grant dates for the subsequent tranches of the RSUs have not been established, the respective service periods are considered to have commenced as at December 31, 2024. As such, the Group estimated and recognized equity-settled share-based payment expenses in respect of the subsequent tranches of the RSUs based on the fair value of Company’s ordinary shares at each balance sheet date and reduced by the present value of the estimated dividends that the related employees will not be entitled to during the vesting periods. The amount of equity-settled share-based payment expenses for the subsequent tranches is being re-estimated at each balance sheet date until the grant dates are established.

In October 2024, the board of directors approved the grant of RSUs to purchase 39,300 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into four tranches. The first tranche immediately vested on the grant date, and the remaining tranches will vest on January 15, 2025, April 15, 2025 and July 15, 2025, respectively, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 686,680 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the year ended December 31, 2024. These RSUs were divided into three to five tranches. Each tranche will vest based on individual vesting schedules ranging from three to five years from the grant dates, on the condition that the employees remain in service without any performance conditions.

(iv) Movements in the number of RSUs granted and the respective weighted-average grant date fair values are as follows:

			Weighted-average
		Weighted-average	grant date
	Number of	purchase price	fair value
	RSUs	USD per RSU	USD per RSU

Outstanding as of July 1, 2022	—	—	—
Granted	6,561,596	0.035	4.12
Vested	(288,336)	0.026	2.42
Forfeited	(107,800)	0.036	2.89

Outstanding as of June 30, 2023	6,165,460	0.036	4.22
Granted	125,672	0.030	5.37
Vested	(209,116)	0.024	3.55
Forfeited	(123,760)	0.036	3.16

Outstanding as of December 31, 2023	5,958,256	0.036	4.32
Granted	21,597,470	0.001	5.47
Vested	(1,279,920)	0.035	4.29
Forfeited	(1,557,522)	0.005	5.25

Outstanding as of December 31, 2024	24,718,284	0.008	5.27

  The fair value of RSUs was determined with reference to the market prices of the Company’s ordinary shares at the respective grant dates.

The fair value of RSUs granted during the year ended June 30, 2023, the six months ended December 31, 2023 and the year ended December 31, 2024 was USD27,004,000 (equivalent to RMB186,116,000), USD674,000 (equivalent to RMB4,812,000) and USD118,087,000 (equivalent to RMB847,747,000) in aggregate. Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned RSUs granted were RMB28,963,000, RMB38,839,000 and RMB79,305,000 for the year ended June 30, 2023 and the six months ended December 31, 2023 and the year ended December 31, 2024.